Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 296		¥ 41,100	¥ 5,606
Deferred income tax benefit	1,604		(16,940)
Income tax expense	¥ 1,900	$ 273	¥ 24,160	¥ 5,606